SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The accompany consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, the useful lives and impairment of long‑lived assets, tax valuation allowance, share‑based compensation expenses and the fair value of warrant liabilities. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, Adagene (Hong Kong) Limited, Adagene Incorporated and Adagene PTE. Ltd. is the United States dollar (“US$”). The functional currency of the Company’s PRC subsidiary is Renminbi (“RMB”). The functional currency of the Company’s Australia subsidiary is Australian dollar (“AU$”). The functional currency of the Company’s Switzerland subsidiary is Swiss Franc (“CHF”). The determination of the respective functional currency is based on the criteria stated in Accounting Standard Codification (“ASC”) 830, Foreign Currency Matters. The Company uses US$ as its reporting currency. The financial statements of the Company’s PRC, Australia and Switzerland subsidiaries are translated from the functional currency to the reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re‑measured at the exchange rates prevailing at the balance sheet date. Non‑monetary items that are measured in terms of historical costs in foreign currency are re‑measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive loss and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Short-term investments

Short‑term investments

Short‑term investments are deposits at bank with maturities of greater than three months, but less than twelve months. Short‑term investments are stated at cost, which approximates fair value. Interest earned is included in interest income.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Account receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when collection of the amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit‑worthiness and other factors. Accounts receivable are written off when management determines a balance is uncollectable after all collection efforts have ceased.

Fair value measurements

Fair value measurements

The Group applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three‑tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of cash and cash equivalent, short‑term investments, accounts receivable, amounts due to related parties and other current assets, accounts payable, amounts due to related parties, accrued liabilities and other current liabilities and short‑term borrowings approximate their fair values because of their generally short maturities. The carrying amount of long‑term borrowings approximate their fair values since they bear interest rates which approximate market interest rates.

As more fully described in Note 8, the Group issued warrants to two Series C-1 preferred shareholders to purchase its preferred shares. The warrants have expired on April 1, 2019. The Group measured its warrant liabilities at fair value on a recurring basis. As the Group’s warrants are not traded in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of warrant liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table presents a reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs:

Warrant liabilities
US$
Initial recognition during the year ended December 31, 2018	1,741,720
Fair value change	(534,305)
Balance as of December 31, 2018	1,207,415
Fair value change	(1,207,415)
Balance as of December 31, 2019	—

The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2018, 2019 and 2020.

The Group had no financial assets and liabilities measured and recorded at fair value on a nonrecurring basis as of December 31, 2019 and 2020.

Property, equipment and software

Property, equipment and software

Property and equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight‑line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation and amortization from the asset and accumulated depreciation and amortization accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long-lived assets

Impairment of long‑lived assets

The Group evaluates the recoverability of its long‑lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long‑lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

No impairment loss was recorded for the years ended December 31, 2019 and 2020.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages it business as a single segment. No geographical segments are presented as substantially all of the Group’s long‑lived assets are located in the PRC.

Revenue recognition

Revenue recognition

At contract inception of collaboration and out‑licensing arrangements, the Group analyzes its arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Group first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are reflective of a vendor‑customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently. Under the criteria of Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), the Group recognizes revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

The Group adopted ASC 606 for all periods presented. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five‑step model to contracts when it is probable that the entity will collect substantially all the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. The Group reviews the contract to determine which performance obligations are distinct and represent a promise to provide distinct goods or services or a series of distinct goods or services as defined by the standard. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation as and when that performance obligation is satisfied.

Licenses of Intellectual Property:  Upfront non‑refundable payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Group recognizes revenues from non‑refundable, up‑front fees allocated to the license at a point in time, when the transfer of control of the license to the licensee occurs and the licensee is able to use and benefit from the license.

Milestone Payments:  At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group evaluates whether the milestones are considered probable of being reached and to the extent that a significant reversal of cumulative revenue would not occur in future periods, estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand‑alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re‑evaluates the probability of achieving such development milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch‑up basis, which would affect revenues and earnings in the period of adjustment.

Royalties:  For arrangements that include sales‑based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

To date, no milestone payments or royalty payments were received. Substantially all of the Group’s revenue has been derived from its out‑licensing agreements with respect to licensed products such as DNA sequences, cell lines, etc., and such revenues are recognized when the customer obtains control of the licensed product, which occurs at a point in time, upon delivery to the customer.

Contract assets and contract liabilities

When a customer pays consideration before the Group transfers products or services, the Group records its obligation as a contract liability; When the Group satisfies its performance obligations by providing products or services to a customer before the customer pays consideration and before payment is due, the Group recognizes its rights to consideration as a contract asset.

Research and development expenses

Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) costs related to pre‑clinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”) and contract manufacturing organizations (“CMO”), investigators and clinical trial sites that conduct the clinical studies; (3) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation and amortization, and facility related expenses, (4) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses. As of December 31, 2020, the Group has several ongoing clinical studies in various clinical trial stages. The contracts with CRO and CMO are generally cancellable, with notice, at the Group’s option. The Group did not record any accrued expenses related to cancellation of CRO or CMO contracts as of December 31, 2020 as the Group did not have any plan to cancel the existing CRO or CMO contracts.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the governments. The Group’s PRC based subsidiary received government subsidies from certain local government. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has set certain conditions for the subsidies. Other subsidies are the subsidies that the local government has not set any conditions and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific subsidies as other non‑current liabilities when received and recognized as other income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by the Group is not required.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight‑line basis over their respective lease terms. The Group leases certain office space under non‑cancelable operating lease agreements. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight‑line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purpose of recognizing lease expense on straight‑line basis over the term of the lease.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to the Group and its subsidiaries whose functional currency is not US$.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements.

The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of comprehensive loss over the period of the borrowings using the effective interest method.

Share-based compensation

Share‑based compensation

The Company grants restricted shares and stock options to eligible employees and nonemployees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share-based awards granted with only service conditions, using the straight-line method over the vesting period; or c) for share-based awards granted with service conditions and performance conditions, using the graded vesting method over the vesting period if and when the company concludes that it is probable that the performance conditions will be achieved.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

Net loss per share

Net loss per share

In accordance with ASC 260, Earnings Per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two‑class method. Under the two‑class method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible redeemable preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the convertible redeemable preferred shares using the if‑converted method, and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti‑dilutive. For the periods presented herein, the computation of basic net loss per share using the two‑class method is not applicable as the Group is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Group.

Employee defined contribution plan

Employee defined contribution plan

As stipulated by the regulations of the PRC, full‑time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government‑mandated multi‑employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of US$1,145,165 and US$622,377 for the years ended December 31, 2019 and 2020, respectively.

Concentration of risks

Concentration of risks

Concentration of credit risk

As of December 31, 2019 and 2020, the aggregate amount of cash and cash equivalents and short‑term investments of US$801,923 and US$3,424,456 respectively, were held at major financial institutions located in the mainland of China, and US$99,730,865 and US$71,726,542, respectively, were deposited with major financial institutions located outside the mainland of China. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and denominated in US$ and are derived from revenues earned from customers. The Group manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers

A significant portion of the Group’s research and development services were purchased from its one supplier, who collectively accounted for 23.13% and 21.51% of the Group’s total research and development services purchases for the years ended December 31, 2019 and 2020, respectively.

Business and economic risk

The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

A significant portion of the Group’s businesses are transacted in RMB, which is not a freely convertible currency. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there was appreciation and depreciation of approximately 1.3% and 6.5% in the years ended December 31, 2019 and 2020, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

The functional currency and the reporting currency of the Company are the US$. However, large portion of the expenses of the Group are denominated in RMB. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, expenses, losses and financial position, and the value of any dividends payable on the American Depositary Shares in US$.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In February 2016, the FASB issued ASU No. 2016‑02 (“ASU 2016‑02”), Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018‑10 (“ASU 2018‑10”), Codification Improvements to Topic 842, Leases, which clarifies certain aspects of the guidance issued in ASU 2016‑02; and ASU No. 2018‑11 (“ASU 2018‑11”), Leases (Topic 842): Targeted Improvements, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative‑effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). Further, the FASB issued ASU No. 2020-05 (“ASU 2020-05”), Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extends the adoption date for certain entities. For the Group, the updated guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Group does not plan to early adopt the new lease standards and the Group expects that applying the ASU 2016‑02 would materially increase the assets and liabilities due to the recognition of right‑of‑use assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of comprehensive loss and consolidated statements of cash flows.

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”). ASU 2016‑13 is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU 2019‑10, which extends the adoption date for certain registrants. The amendments in ASU 2016‑13 are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2023. The Group does not plan to early adopt ASU 2016‑13 and is currently in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation—Stock Compensation (Topic 718): Improvements to nonemployee share‑based payment accounting (“ASU 2018‑07”). The amendments in this update expand the scope of Topic 718 to include share‑based payment transactions for acquiring goods and services from nonemployees. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Group adopted on January 1, 2018 this guidance which do not have a significant impact on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”). ASU 2018‑13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018‑13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of ASU 2018‑13. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018‑13 and delay adoption of the additional disclosures until their effective date. The Group elected to early adopt this ASU and applied this guidance retrospectively to all periods presented. The impact of this ASU to the consolidated financial statements is immaterial.

In November 2018, the FASB issued ASU 2018‑18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This update clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer and precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. The update is effective in fiscal years beginning after December 15, 2021, and interim periods therein, and early adoption is permitted for entities that have adopted ASC 606. This guidance should be applied retrospectively to the date of initial application of Topic 606. The Group elected to early adopt this ASU and applied this guidance retrospectively to all periods presented. The impact of this ASU to the consolidated financial statements is immaterial.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2022, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Group does not plan to early adopt ASU 2019‑12 and is currently evaluating the impact on its financial statements of adopting this guidance.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity, which simplifies the accounting for convertible instruments by removing certain separation models in Subtopic 470-20, Debt-Debt with Conversion and Other Options, for convertible instruments and also increases information transparency by making disclosure amendments. The standard is effective for private companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact of this accounting standard update on its condensed consolidated financial statements.